Earnings per common share (Details Narrative) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	134,078	200,639